OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Operating Leases
SCHEDULE OF OPERATING LEASE COST
	December 31
	2024	2023	2022
	U.S. dollars in thousands
Operating lease cost	360	781	760
Short term lease costs	2	18	14
Total lease costs	362	799	774

SCHEDULE OF CASH FLOW AND OTHER INFORMATION RELATED TO OPERATING LEASES

Cash flow and other information related to operating leases were as follows:

	December 31
	2024	2023	2022
	U.S. dollars in thousands
Cash paid for amounts included in the measurement of lease liabilities	470	443	250
Right-of-use assets obtained in exchange for new operating lease liabilities	-	108	319

SCHEDULE OF OTHER INFORMATION RELATED TO OPERATING LEASES

Other information related to operating leases were as follows:

	December 31,
	2024	2023	2022
Weighted-average remaining lease term - operating leases	2.7 years	3.9 years	4.7 years
Weighted-average discount rate	12.00%	12.88%	12.27%

SCHEDULE OF PRESENT VALUE OF LEASE LIABILITIES

The table below presents value of lease liabilities of the company for the lease period (USD thousands):

December 31, 2024
2025	397
2026	351
2027	293
Total operating lease payments	1,041
Less: imputed interest	(129)
Present value of lease liabilities	912